Financial Risk Management	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management	Financial Risk Management
The Group’s operating activities expose itself to a variety of financial risks: market risk, credit risk and liquidity risk from which the Group’s risk management program focuses on minimizing any adverse effects on its financial performance. The Group operates financial risk management policies and programs that closely monitor and respond to each risk factor.
(1)Capital Risk Management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so the Group can continue to provide returns and benefits for shareholders and to maintain an optimal capital structure to reduce the cost of capital. The Group monitors capital on the basis of the debt ratio. This ratio is calculated as total debt divided by total capital. The debt ratios as of December 31, 2025 and 2024 are as follows:

	2025	2024
	(In millions of Korean won)
Total liabilities	₩ 105,296	₩ 118,096
Total equity	637,366	568,363
Debt ratio	17%	21%
(2)Market risk
(a)Foreign exchange risk
The Group is exposed to foreign exchange risk arising from royalty revenues and commission payment primarily with respect to the US dollar. The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	74,570,304	18,911,133	₩ 107,127	₩ 27,138
JPY	309,989,470	44,698,337	2,845	410
EUR	27,179	45,155	46	76
IDR	9,851,056	711,971,835	—	61
THB	21,131	—	1	—
VND	6,026,400	—	—	—
HKD	197,522	—	37	—
MYR	—	24,358	—	9
GBP	—	7,182	—	14
Total			₩ 110,056	₩ 27,708

	December 31, 2024
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	70,136,599	29,286,354	₩ 103,021	₩ 43,009
JPY	496,929,791	56,100,772	4,654	525
EUR	27,925	32,910	43	50
IDR	9,851,056	522,083,448	1	48
THB	21,131	—	1	—
VND	6,026,400	—	—	—
HKD	141,271	—	27	—
Total			₩ 107,747	₩ 43,632
The Group measures foreign exchange risk as a 10% fluctuation in the exchange rate of each foreign currency, which reflects the management's assessment of the risk of exchange rate fluctuation that can reasonably occur. The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s profit before income tax for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025				December 31, 2024
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	7,999	₩	(7,999)	₩	6,001	₩	(6,001)
JPY	243		(243)		413		(413)
Others	(8)		8		(3)		3
Total	₩	8,234	₩	(8,234)	₩	6,411	₩	(6,411)
The sensitivity analysis is based on monetary assets and liabilities denominated in foreign currencies other than the functional currency as of the end of the reporting period.
(b)Interest rate risk
There are no borrowings under variable interest rate conditions as of December 31, 2025 and 2024.
(c)Price risk
There are no assets and liabilities exposed to price risk as of the end of the reporting period.
(3)Credit risk
Credit risk arises from normal trading and investing activities and occurs when a customer or a counterparty fails to comply with the terms of the contract. In order to manage these credit risks, the Group regularly evaluates the creditworthiness of our customers based on their financial condition, past experience and other factors.
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2025 and 2024 are as follows.

	December 31, 2025	December 31, 2024

	(In millions of Korean won)
Cash and cash equivalents	₩ 203,599	₩ 228,898
Short-term financial instruments	415,034	324,304
Accounts receivable, net	56,318	81,152
Other receivables, net	532	16
Other current financial assets	4,333	6,602
Other non-current financial assets	3,812	1,767
Total	₩ 683,628	₩ 642,739
Cash and cash equivalents and short-term financial instruments are deposited in financial institutions with strong credit rating. Accounts receivables are mainly due from payment processing companies and platform service providers, which in the Group believes have low levels of credit risk.
(4)Liquidity risk
Liquidity risk management includes the maintenance of sufficient cash and marketable securities, the availability of funds from appropriately committed credit lines, and the ability to settle market positions. The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2025
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	56,684	₩	55,483	₩	578	₩	623	₩	—	₩	—	₩	56,684
Accrued expense	385		385		—		—		—		—		385
Other liabilities (*)	8,311		1,168		2,616		2,620		1,863		406		8,673
Total	₩	65,380	₩	57,036	₩	3,194	₩	3,243	₩	1,863	₩	406	₩	65,742
(*)Other liabilities as of December 31, 2025 consist of lease liabilities.

	December 31, 2024
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	63,548	₩	63,153	₩	175	₩	220	₩	—	₩	—	₩	63,548
Accrued expense	313		313		—		—		—		—		313
Other liabilities (*)	7,121		1,046		2,303		1,850		1,257		992		7,448
Total	₩	70,982	₩	64,512	₩	2,478	₩	2,070	₩	1,257	₩	992	₩	71,309
(*)Other liabilities as of December 31, 2024 consist of lease liabilities.

The cash flows above are not discounted and the amount due within 12 months is the same as the carrying amount since the effect of the discount is not material.